Stock-Based Compensation (Details) - Schedule of RSU activity under the SI Plan	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Schedule Of Rsu Activity Under The Si Plan Abstract
Shares, Beginning balance | shares
Weighted Average Fair Value, Beginning balance | $ / shares
Shares, Ending balance | shares	17,869,663	[1]
Weighted Average Fair Value, Ending balance | $ / shares	$ 1.09	[1]
Shares, Granted | shares	29,247,487
Weighted Average Fair Value, Granted | $ / shares	$ 0.87
Shares, Released | shares	(10,015,141)
Weighted Average Fair Value, Released | $ / shares	$ 0.4
Shares, Forfeited | shares	(1,362,683)
Weighted Average Fair Value, Forfeited | $ / shares	$ 1.3

[1]	The Company’s subsidiaries in China have employees who are citizens of People’s Republic of China (PRC). Pursuant to the regulation Circular 78 and Circular 7 issued by the Central State Administration of Foreign Exchange of PRC (“SAFE”), we cannot release vested RSUs to it’s PRC citizen employees before they have completed the required SAFE registration with a dedicated account set up for each of them to repatriate proceeds back to China under the SAFE. As a result, 1,448,697 RSUs of the Company’s PRC citizens employees vested in 2022 were included in the outstanding RSUs at December 31, 2022 as unreleased RSUs because those employees did not complete the SAFE registration process.